SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details 1) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details)
Salaries and benefits	$ 340,000	$ 245,000	$ 245,000
Data processing and retention	21,000	14,000	17,000
Insurance	26,000	34,000	30,000
Other office expenses	30,000	16,000	32,000
Total	$ 417,000	$ 309,000	$ 324,000